Vanguard Short-Term Tax-Exempt Fund

Supplement Dated December 22, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022

Important Changes to Vanguard Short-Term Tax-Exempt Fund

Fund Name Change

Effective on or about February 28, 2023, Vanguard Short-Term Tax-Exempt Fund (the Fund) will change its name to Vanguard Ultra-Short-Term Tax-Exempt Fund.

The Fund's investment objective, strategies, and policies will remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.	PS 045A 122022
Vanguard Marketing Corporation, Distributor.

Vanguard Municipal Bond Funds

Supplement Dated December 22, 2022, to the Statement of Additional Information Dated February 25, 2022

Important Changes to Vanguard Short-Term Tax-Exempt Fund

Fund Name Change

Effective on or about February 28, 2023, Vanguard Short-Term Tax-Exempt Fund (the Fund) will change its name to Vanguard Ultra-Short-Term Tax-Exempt Fund.

The Fund's investment objective, strategies, and policies will remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.	SAI 045A 122022
Vanguard Marketing Corporation, Distributor.